Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share
Schedule of basic and diluted loss per share

	2021	2020

Net loss for the year	$30,699	$21,622
Weighted average number of common shares	20,464,168	17,294,653
Basic and diluted loss per share	$1.50	$1.25